Annual Fund Operating Expenses - Vanguard Explorer Fund	Feb. 26, 2021
Investor Shares
Operating Expenses:
Management Fees	0.40%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.41%
Admiral Shares
Operating Expenses:
Management Fees	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.30%